10. Segment and Geographical Information	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Segment Reporting [Abstract]
10. Segment and Geographical Information

The Company offers a wide variety of products including; nutritional and health, sports and energy drinks, gourmet coffee, skincare and cosmetics, lifestyle, pharmaceutical discount card and pet related. In addition, the Company offers health and wellness services. The Company’s business is classified by management into two reportable segments: direct selling and commercial coffee.

The Company’s segments reflect the manner in which the business is managed and how the Company allocates resources and assesses performance. The Company’s chief operating decision maker is the Chief Executive Officer. The Company’s chief operating decision maker evaluates segment performance primarily based on revenue and segment operating income. The principal measures and factors the Company considered in determining the number of reportable segments were revenue, gross margin percentage, sales channel, customer type and competitive risks. In addition, each reporting segment has similar products and customers, similar methods of marketing and distribution and a similar regulatory environment.

The accounting policies of the segments are consistent with those described in the summary of significant accounting policies. Segment revenue excludes intercompany revenue eliminated in the consolidation. The following tables present certain financial information for each segment (in thousands):

	Three months ended		Six months ended
	June 30,		June 30,
	2014	2013	2014	2013
Revenues
Direct selling	$28,655	$18,898	$52,786	$37,326
Commercial coffee	4,063	1,995	6,335	4,394
Total revenues	$32,718	$20,893	$59,121	$41,720
Gross profit
Direct selling	$18,932	$12,516	$34,775	$24,642
Commercial coffee	10	182	3	473
Total gross margin	$18,942	$12,698	$34,778	$25,115
Net income (loss)
Direct selling	$1,191	$936	$2,072	$2,061
Commercial coffee	(647)	(274)	(1,101)	(406)
Total net income	$544	$662	$971	$1,655
Capital expenditures
Direct selling	$222	$33	$336	$2,850
Commercial coffee	4,066	437	4,278	673
Total capital expenditures	$4,288	$470	$4,614	$3,523

	As of
	June 30, 2014	December 31, 2013
Total assets
Direct selling	$29,647	$24,887
Commercial coffee	16,854	9,966
Total assets	$46,501	$34,853

Revenues are primarily derived from customers within the United States. International revenues represent 60 different countries. Revenues based on geographic location are summarized in the following table:

	Three months ended		Six months ended
	June 30,		June 30,
	2014	2013	2014	2013
Revenues
United States	$30,809	$19,285	$55,630	$38,540
International	1,909	1,608	3,491	3,180
Total revenues	$32,718	$20,893	$59,121	$41,720

The Company offers a wide variety of products including; nutritional and health, sports and energy drinks, gourmet coffee, skincare and cosmetics, lifestyle, pharmaceutical discount card and pet related. In addition, the Company offers scrap books, photo albums, memory books, health and wellness services. The Company’s business is classified by management into two reportable segments: direct selling and commercial coffee. Prior to the Reverse Acquisition, the Company had one operating and one reportable segment.

The Company’s segments reflect the manner in which the business is managed and how the Company allocates resources and assesses performance. The Company’s chief operating decision maker is the Chief Executive Officer. The Company’s chief operating decision maker evaluates segment performance primarily based on revenue and segment operating income. The principal measures and factors the Company considered in determining the number of reportable segments were revenue, gross margin percentage, sales channel, customer type and competitive risks. In addition, each reporting segment has similar products and customers, similar methods of marketing and distribution and a similar regulatory environment.

The accounting policies of the segments are consistent with those described in the summary of significant accounting policies. Segment revenue excludes intercompany revenue eliminated in the consolidation. The following tables present certain financial information for each segment (in thousands):

	Years ended December 31,
	2013	2012
Revenues
Direct selling	$76,843	$67,324
Commercial coffee	8,784	7,680
Total revenues	$85,627	$75,004
Gross margin
Direct selling	$50,494	$42,963
Commercial coffee	807	862
Total gross margin	$51,301	$43,825
Net income (loss)
Direct selling	$3,494	$327
Commercial coffee	(843)	(891)
Total net income (loss)	$2,651	$(564)
Capital expenditures
Direct selling	$2,918	$481
Commercial coffee	873	280
Total capital expenditures	$3,791	$761

	December 31,
	2013	2012
Total assets
Direct selling	$24,887	$15,443
Commercial coffee	9,966	9,464
Total assets	$34,853	$24,907

The Company conducts its operations in the U.S., and New Zealand. The Company also sells its products in 63 different countries. The following table displays revenues attributable to the geographic location of the customer (in thousands):

	Years ended December 31,
	2013	2012
United States	$79,497	$68,425
International	6,130	6,579

Total revenues	$85,627	$75,004

Total tangible assets located outside the United States are not significant.